Shareholders' Equity - Class B share transactions (Details) - EUR (€) € in Thousands	Aug. 31, 2022	Jul. 31, 2022
Class A shares
Shareholders' Equity
Consideration		€ 0
Shares that can be transferred		375,000
Shares transferred	375,000
Class B shares
Shareholders' Equity
Shares that can be returned		375,000
Shares returned	375,000